Financial Instruments - Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for financial liabilities [Line Items]
Long term debt (includes current portion)	$ 89,900	$ 118,000
Trade payables	19,703	14,239
Provision and accrued expenses	28,826	27,217
Other liabilities	13,834	20,764
Other employee obligations	59,347	46,701
Derivative financial instruments	8,755	4,783
Total	220,365	231,704
Less than 1 Year [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long term debt (includes current portion)	28,100	28,100
Trade payables	19,703	14,239
Provision and accrued expenses	28,826	27,217
Other liabilities	10,680	9,338
Other employee obligations	59,347	46,701
Derivative financial instruments	6,466	3,947
Total	153,122	129,542
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long term debt (includes current portion)	28,200	28,100
Other liabilities	3,154	8,195
Derivative financial instruments	2,289	836
Total	33,643	37,131
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long term debt (includes current portion)	33,600	61,800
Other liabilities		3,231
Total	$ 33,600	$ 65,031